Employee Compensation - Summary of Pension and Other Employee Future Benefit Expenses (Detail) - CAD ($) $ in Millions		3 Months Ended			9 Months Ended
		Jul. 31, 2022	Apr. 30, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
Disclosure of defined benefit plans [line items]
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income		$ 2,135	$ 2,087	$ 2,102	$ 6,521	$ 6,263
Pension Plans [member]
Disclosure of defined benefit plans [line items]
Current service cost		60		67	178	201
Past service (income)		(1)			(1)
Net interest (income) expense on net defined benefit (asset) liability		(7)		2	(21)	6
(Gain) on settlement					(1)
Administrative expenses		1		1	3	3
Benefits expense		53		70	158	210
Government pension plans expense	[1]	61		55	201	173
Defined contribution expense		37		33	138	126
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income		151		158	497	509
Other employee future benefit plans [member]
Disclosure of defined benefit plans [line items]
Current service cost		2		2	6	6
Net interest (income) expense on net defined benefit (asset) liability		8		8	26	23
Benefits expense		10		10	32	29
Total pension and other employee future benefit expenses recognized in the Consolidated Statement of Income		$ 10		$ 10	$ 32	$ 29

[1]	Includes Canada Pension Plan, Quebec Pension Plan and U.S. Federal Insurance Contributions Act.